Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,448,864.7
Total Fee Amount	561.05
Total Offset Amount	0
Net Fee	$ 561.05
Offset Table N/A	N/A